Called up share capital (Tables)	6 Months Ended
Jun. 30, 2019
Equity [abstract]
Called up share capital
Half year ended 30.06.19	Ordinary share capital£m	Share premium£m	Total share capital and share premium£m
Opening balance	4,283	28	4,311
Movement	28	155	183
Closing balance	4,311	183	4,494